Schedule of Investments (unaudited)	iShares® iBonds® Dec 2025 Term Muni Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

Alabama — 0.4%
Alabama Federal Aid Highway Finance Authority RB, Series H, 5.00%, 09/01/25	$555	$592,993
Alabama Public School & College Authority RB, Series B,
5.00%, 05/01/25	410	434,047
City of Huntsville AL GOL
5.00%, 05/01/25	180	190,557
Series E, 5.00%, 11/01/25	115	123,398
University of Alabama (The) RB, Series B, 5.00%, 07/01/25	255	271,044
		1,612,039
Alaska — 0.2%
City of Anchorage AK Water Revenue RB, Series B, 5.00%, 05/01/25	145	153,636
Municipality of Anchorage AK GO
Series C, 5.00%, 09/01/25	65	69,500
Series D, 5.00%, 09/01/25	30	32,077
State of Alaska GO, Series B, 5.00%, 08/01/25	360	383,240
		638,453
Arizona — 2.7%
Arizona Health Facilities Authority RB, 5.00%, 01/01/25	410	428,769
Arizona State University RB
5.00%, 07/01/25	320	340,756
Series A, 5.00%, 07/01/25	290	308,810
Series B, 5.00%, 07/01/25	245	260,891
Arizona Transportation Board RB
5.00%, 07/01/25	115	122,291
Series A, 5.00%, 07/01/25	350	372,616
City of Phoenix AZ GO, 5.00%, 07/01/25	505	537,386
City of Phoenix Civic Improvement Corp. RB
5.00%, 07/01/25	1,475	1,569,939
Series A, 5.00%, 07/01/25	615	654,649
Series D, 5.00%, 07/01/25	410	435,597
City of Tucson AZ Water System Revenue RB, 5.00%, 07/01/25	1,115	1,187,048
City of Tucson Water System Revenue, 5.00%, 07/01/25	175	186,308
County of Pima AZ GOL, 4.00%, 07/01/25	130	135,231
County of Pima AZ Sewer System Revenue RB, 5.00%, 07/01/25	530	563,861
Gilbert Water Resource Municipal Property Corp. RB, 5.00%, 07/01/25	145	154,369
Maricopa County Community College District GO, 5.00%, 07/01/25	720	766,525
Maricopa County High School District No. 210-Phoenix GO, 5.00%, 07/01/25	135	143,559
Maricopa County Unified School District No. 48 Scottsdale GO, Series A, 5.00%, 07/01/25	35	37,219
Maricopa County Unified School District No. 69 Paradise Valley GO, 5.00%, 07/01/25	140
Maricopa County Union High School District No. 210-Phoenix GO, 5.00%, 07/01/25	40	42,536
Salt River Project Agricultural Improvement & Power District RB
5.00%, 01/01/25	465	488,874
Series A, 5.00%, 01/01/25	2,025	2,128,966
State of Arizona Lottery Revenue RB, 5.00%, 07/01/25	200	212,729
University of Arizona (The) RB, 4.00%, 06/01/25	325	337,209
		11,565,184
California — 11.8%
Bay Area Toll Authority RB, 5.00%, 04/01/25	200	211,784
Beverly Hills Unified School District CA GO, 0.00%, 08/01/25(a)	50	47,001
Security	Par (000)	Value

California (continued)
California Educational Facilities Authority RB, Series A, 5.00%, 10/01/25	$90	$96,765
California Infrastructure & Economic Development Bank RB
4.00%, 08/01/25	235	243,894
5.00%, 10/01/25	410	441,373
California State Public Works Board RB
4.00%, 10/01/25	115	120,244
5.00%, 05/01/25	265	281,502
5.00%, 09/01/25	220	235,919
5.00%, 11/01/25	595	641,091
5.00%, 12/01/25	280	302,413
Series A, 5.00%, 06/01/25	110	117,125
Series B, 5.00%, 04/01/25	100	105,979
Series B, 5.00%, 10/01/25	230	247,227
Series C, 5.00%, 11/01/25	125	134,683
Series D, 5.00%, 04/01/25	205	217,257
Series D, 5.00%, 06/01/25	240	255,546
California State University RB
5.00%, 11/01/25	450	485,233
Series A, 4.00%, 11/01/25	125	131,373
Series A, 5.00%, 11/01/25	1,845	1,989,459
Campbell Union High School District GO, Series B, 5.00%, 08/01/25	100	107,060
Carmel Unified School District Go, 4.00%, 08/01/25	100	104,638
City & County of San Francisco CA GO 5.00%, 06/15/25	25	26,691
Series R1, 5.00%, 06/15/25	585	624,565
City of Los Angeles CA GO, 5.00%, 09/01/25	255	273,718
City of Los Angeles CA Wastewater System Revenue RB 5.00%, 06/01/25	260	277,270
Series B, 5.00%, 06/01/25	335	357,251
City of Los Angeles Department of Airports, 5.00%, 05/15/25	170	180,550
City of Los Angeles Department of Airports RB
5.00%, 05/15/25	205	217,722
Series B, 5.00%, 05/15/25	190	201,809
Series C, 5.00%, 05/15/25	160	169,929
City of Redding CA Electric System Revenue RB, 5.00%, 06/01/25	100	106,008
City of San Francisco CA Public Utilities Commission Water Revenue RB, 5.00%, 11/01/25	520	561,149
Coast Community College District GO, 5.00%, 08/01/25	50	53,479
Contra Costa Transportation Authority RB, Series A, 5.00%, 03/01/25	210	222,172
County of Monterey CA COP, 5.00%, 10/01/25	280	299,767
County of Santa Clara CA GO, 5.00%, 08/01/25	180	192,707
East Bay Municipal Utility District Water System Revenue RB 5.00%, 06/01/25	80	85,276
Series A, 4.00%, 06/01/25	270	281,384
Series B, 5.00%, 06/01/25	545	580,943
Eastern Municipal Water District RB, Series A, 5.00%, 07/01/25	95	101,463
El Camino Community College District Foundation (The), 5.00%, 08/01/25	15	16,044
El Camino Community College District Foundation (The) GO, Series-C, 0.00%, 08/01/25(a)	300	283,121
Escondido Union High School District GO, Series A, 0.00%, 08/01/25 (AGC)(a)	60	56,262
Foothill-De Anza Community College District GO, Series B, 0.00%, 08/01/25 (NPFGC)(a)	160	150,663
Hillsborough City School District RB, 0.00%, 09/01/25(a)	250	235,123
Imperial Irrigation District Electric System Revenue RB, 5.00%, 11/01/25	125	134,301

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2025 Term Muni Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Long Beach Community College District GO, 5.00%, 08/01/25	$100	$106,959
Long Beach Unified School District GO, 5.00%, 08/01/25	175	187,222
Los Angeles Community College District/CA GO
4.00%, 08/01/25	170	177,843
5.00%, 08/01/25	95	101,803
Series C, 5.00%, 08/01/25	340	364,346
Los Angeles County Metropolitan Transportation Authority RB
5.00%, 07/01/25	560	598,289
Series A, 5.00%, 06/01/25	790	842,018
Series A, 5.00%, 07/01/25	110	117,510
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue RB
5.00%, 06/01/25	975	1,039,072
5.00%, 07/01/25	125	133,534
Los Angeles County Sanitation Districts Financing Authority RB, 5.00%, 10/01/25	310	331,221
Los Angeles Department of Water & Power Power System Revenue RB, 5.00%, 07/01/25	165	176,184
Los Angeles Department of Water & Power RB
5.00%, 07/01/25	75	80,084
Series A, 5.00%, 07/01/25	160	170,845
Los Angeles Department of Water & Power System Revenue RB
Series A, 5.00%, 07/01/25	80	85,423
Series C, 5.00%, 07/01/25	125	133,473
Los Angeles Department of Water & Power Water System Revenue RB, 5.00%, 07/01/25	130	138,939
Los Angeles Department of Water RB
5.00%, 07/01/25	105	112,220
Series B, 5.00%, 07/01/25	590	630,568
Los Angeles Unified School District/CA GO
4.00%, 07/01/25	140	146,137
5.00%, 07/01/25	570	608,497
Series A, 5.00%, 07/01/25	2,005	2,140,416
Los Rios Community College District GO
5.00%, 08/01/25	100	106,959
Series C, 4.00%, 08/01/25	100	104,599
Manhattan Beach Unified School District GO, 0.00%, 09/01/25 (NPFGC)(a)	190	178,465
Metropolitan Water District of Southern California RB
5.00%, 01/01/25	290	305,840
5.00%, 07/01/25	220	234,859
5.00%, 10/01/25	95	102,295
Series A, 2.50%, 07/01/25	375	377,323
Series A, 5.00%, 07/01/25	420	448,527
Mount San Antonio Community College District GO, Series A, 0.00%, 08/01/25(a)	310	292,198
Newport Mesa Unified School District GO, 0.00%, 08/01/25 (NPFGC)(a)	225	212,236
Oak Grove School District GO, Series A, 0.00%, 08/01/25(a)	25	23,512
Orange County Water District RB, Series C, 5.00%, 08/15/25	220	235,793
Palo Alto Unified School District GO, 0.00%, 08/01/25(a)	580	548,450
Palomar Community College District, 5.00%, 08/01/44 (PR 08/01/25)	500	534,541
Palomar Community College District GO, Series B, 0.00%, 08/01/25(a)	325	303,854
Pasadena Area Community College District GO, Series A, 5.00%, 08/01/25	30	32,088
Rancho Water District Financing Authority RB, Series A, 5.00%, 08/01/25	190	203,413
Rio Hondo Community College District/CA GO, 5.00%, 08/01/25	85	91,065
Security	Par (000)	Value

California (continued)
Riverside Community College District, 0.00%, 08/01/35 (PR 02/01/25)(a)	$2,935	$1,681,042
Riverside Community College District GO, Series D, 0.00%, 08/01/25(a)	105	97,999
Riverside County Transportation Commission Sales Tax Revenue RB, 5.00%, 06/01/25	110	117,177
Sacramento City Financing Authority RB, 5.25%, 12/01/25 (AMBAC)	25	27,072
Sacramento County Sanitation Districts Financing Authority RB
5.00%, 08/01/25	100	107,085
5.00%, 12/01/25	335	362,200
Sacramento Municipal Utility District RB
5.00%, 07/01/25	650	691,843
5.00%, 08/15/25	55	58,920
Series E, 5.00%, 08/15/25	210	224,967
San Diego Community College District GO, 5.00%, 08/01/25	280	299,767
San Diego County Regional Transportation Commission RB, Series A, 5.00%, 04/01/25	255	270,526
San Diego Public Facilities Financing Authority RB
Series A, 5.00%, 08/01/25	100	106,959
Series B, 5.00%, 08/01/25	350	374,355
San Diego Unified School District/CA GO
5.00%, 07/01/25	235	250,929
Series C-2, 5.50%, 07/01/25 (AGM)	280	302,601
Series D-1, 5.50%, 07/01/25 (NPFGC)	140	151,128
Series J-2, 4.00%, 07/01/25	150	156,359
Series J-2, 5.00%, 07/01/25	140	149,490
San Francisco Bay Area Rapid Transit District GO, 5.00%, 08/01/25	290	310,399
San Francisco City & County Airport Commission San Francisco International Airport RB, 5.00%, 05/01/25	395	418,524
San Francisco City & County Public Utilities Commission Wastewater Revenue RB
Series A, 4.00%, 10/01/25	275	288,268
Series A, 5.00%, 10/01/25	205	220,686
San Francisco County Transportation Authority RB, 4.00%, 02/01/25	115	119,123
San Jose Evergreen Community College District GO, 5.00%, 09/01/25	125	134,175
San Jose Unified School District GO, Series C, 0.00%, 08/01/25 (NPFGC)(a)	170	160,040
San Mateo County Community College District GO
Series A, 0.00%, 09/01/25 (NPFGC)(a)	130	122,670
Series B, 0.00%, 09/01/25 (NPFGC)(a)	425	401,036
San Mateo Foster City Public Financing Authority RB
Series B, 5.00%, 08/01/25	1,065	1,139,915
Series-A, 5.00%, 08/01/25	355	379,972
San Mateo Union High School District GO, 0.00%, 09/01/25 (NPFGC)(a)	300	280,070
Santa Clara Valley Transportation Authority RB, Series A, 5.00%, 06/01/25	665	708,701
Santa Monica-Malibu Unified School District GO, 4.00%, 08/01/25	125	130,674
Sequoia Union High School District GO
4.00%, 07/01/25	220	229,814
5.00%, 07/01/25	510	544,694
Southern California Public Power Authority RB, 5.00%, 07/01/25	150	160,241
State of California Department of Water Resources RB
5.00%, 12/01/25	460	497,745
Series AW, 5.00%, 12/01/25	100	108,206
Series AX, 5.00%, 12/01/25	330	357,078

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2025 Term Muni Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series BA, 5.00%, 12/01/25	$50	$54,103
State of California GO
4.00%, 03/01/25	20	20,747
4.00%, 09/01/25	495	518,456
4.00%, 10/01/25	200	209,808
4.00%, 11/01/25	250	262,678
5.00%, 03/01/25	270	285,480
5.00%, 04/01/25	385	408,020
5.00%, 08/01/25	1,960	2,096,882
5.00%, 09/01/25	2,300	2,466,426
5.00%, 10/01/25	2,285	2,456,148
5.00%, 11/01/25	1,090	1,174,435
5.00%, 12/01/25	60	64,803
Series B, 5.00%, 08/01/25	770	823,775
Series B, 5.00%, 09/01/25	185	198,386
University of California RB
5.00%, 05/15/25	250	266,207
Series AO, 5.00%, 05/15/25	350	372,689
Series AY, 5.00%, 05/15/25	180	191,669
Series I, 5.00%, 05/15/25	445	473,642
Upper Santa Clara Valley Joint Powers Authority RB, Series A, 5.00%, 08/01/25	85	91,001
Whittier Union High School District GO, 0.00%, 08/01/25(a)	290	271,733
		49,815,091
Colorado — 0.8%
Board of Governors of Colorado State University System RB, Series C, 2.50%, 03/01/25	25	25,032
Board of Water Commissioners City & County of Denver (The) RB, Series A, 4.00%, 09/15/25	85	88,919
City & County of Denver Co. Airport System Revenue RB 5.00%, 11/15/25	165	177,331
Series A, 5.00%, 11/15/25	300	322,420
City of Colorado Springs CO Utilities System Revenue RB, Series A-1, 5.00%, 11/15/25	425	457,120
City of Colorado Springs Co. Utilities System Revenue RB, 5.00%, 11/15/25	425	457,120
Colorado Health Facilities Authority, 5.00%, 11/01/25	100	105,413
County of Adams Co. COP, 5.00%, 12/01/25	130	139,515
Denver City & County School District No. 1 COP, Series A, 5.00%, 12/01/25	205	220,179
Denver City & County School District No. 1 GO 5.00%, 12/01/25 (SAW)	340	366,145
Series A, 5.50%, 12/01/25 (SAW)	335	365,333
E-470 Public Highway Authority RB, Series B, 0.00%, 09/01/25 (NPFGC)(a)	270	251,345
State of Colorado COP
Series K, 5.00%, 03/15/25	170	179,000
Series L, 5.00%, 03/15/25	25	26,324
University of Colorado RB, Series A, 5.00%, 06/01/25 (NPFGC)	375	398,233
		3,579,429
Connecticut — 1.9%
State of Connecticut Clean Water Fund - State Revolving Fund RB, 5.00%, 02/01/25	120	126,394
State of Connecticut GO
4.00%, 06/01/25	345	358,279
5.00%, 09/15/25	1,100	1,176,255
5.00%, 11/15/25	100	107,417
Series A, 5.00%, 01/15/25	1,500	1,577,478
Series A, 5.00%, 04/15/25	170	179,759
Series B, 3.00%, 06/01/25	100	101,593
Security	Par (000)	Value

Connecticut (continued)
Series B, 5.00%, 05/15/25	$335	$355,018
Series B, 5.00%, 06/15/25	125	132,767
Series C, 5.00%, 06/15/25	360	382,369
Series E, 5.00%, 09/15/25	465	497,235
Series E, 5.00%, 10/15/25	170	182,194
Series F, 5.00%, 11/15/25	390	418,927
State of Connecticut Special Tax Revenue RB 5.00%, 10/01/25	130	139,422
Series A, 5.00%, 01/01/25	245	257,579
Series A, 5.00%, 08/01/25	195	208,176
Series A, 5.00%, 09/01/25	450	481,506
Series B, 5.00%, 08/01/25	160	170,811
Series B, 5.00%, 10/01/25	225	241,308
University of Connecticut RB
5.00%, 11/01/25	195	209,186
5.00%, 11/15/25	100	107,417
Series A, 5.00%, 02/15/25	525	552,597
		7,963,687
Delaware — 1.6%
City of Wilmington DE GO, 5.00%, 12/01/25	20	21,481
County of New Castle DE GO
5.00%, 10/01/33 (PR 10/01/25)	1,565	1,678,007
5.00%, 10/01/35 (PR 10/01/25)	2,260	2,423,192
Delaware Transportation Authority, 5.00%, 09/01/25	335	358,629
Delaware Transportation Authority RB
4.00%, 07/01/25	100	104,125
5.00%, 07/01/25	635	676,805
State of Delaware GO
5.00%, 03/01/25	235	248,227
5.00%, 10/01/25	165	177,136
Series 2009C, 5.00%, 10/01/25	790	848,107
Series A, 5.00%, 02/01/25	100	105,389
		6,641,098
District of Columbia — 1.9%
District of Columbia, Series C, 5.00%, 05/01/25	355	376,785
District of Columbia GO
5.00%, 02/01/25	650	685,420
Series A, 5.00%, 06/01/25	460	489,580
Series A, 5.00%, 10/15/25	945	1,016,396
Series B, 5.00%, 06/01/25	430	457,650
Series D, 5.00%, 06/01/25	180	191,574
Series E, 5.00%, 06/01/25	315	335,255
District of Columbia RB
5.00%, 12/01/25	150	161,235
Series A, 5.00%, 03/01/25	180	190,169
Series A, 5.00%, 12/01/25	250	269,725
Series B, 5.00%, 10/01/25	485	520,804
Series C, 5.00%, 10/01/25	875	939,595
District of Columbia Water & Sewer Authority RB 5.00%, 10/01/25	45	48,249
Series A, 5.00%, 10/01/25	550	589,715
Series B, 5.00%, 10/01/25	295	316,381
Metropolitan Washington Airports Authority Aviation Revenue RB, 5.00%, 10/01/25
Washington Metropolitan Area Transit Authority, 5.00%, 07/01/25	475	505,347
Washington Metropolitan Area Transit Authority RB
Series A, 5.00%, 07/15/25	225	239,630
Series A1, 5.00%, 07/01/25	335	356,403
		7,904,140

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2025 Term Muni Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida — 2.9%
Central Florida Expressway Authority RB, 5.00%, 07/01/25	$140	$148,707
County of Miami-Dade FL Aviation Revenue RB 5.00%, 10/01/25	120	128,215
Series B, 5.00%, 10/01/25	275	293,825
County of Miami-Dade FL GO, Series-D, 5.00%, 07/01/25	255	271,415
County of Miami-Dade FL Water & Sewer System Revenue RB, 5.00%, 10/01/25	985	1,056,126
County of Orange FL Water Utility System Revenue RB, 5.00%, 10/01/25	385	413,007
County of Seminole FL Sales Tax Revenue RB, Series B, 5.25%, 10/01/25 (NPFGC)	80	86,378
Florida Department of Environmental Protection RB 5.00%, 07/01/25	1,633	1,735,744
Series A, 5.00%, 07/01/25	350	372,021
Florida Department of Management Services COP, Series A, 5.00%, 08/01/25	465	496,303
Florida State Development Commission/Everglades Parkway RB, Series A, 5.00%, 07/01/25	80	85,072
Hillsborough County Aviation Authority RB, 5.00%, 10/01/25	200	214,227
Hillsborough County School Board COP, Series A, 5.00%, 07/01/25	185	195,923
Orange County School Board COP, 5.00%, 08/01/25	50	53,228
Palm Beach County School District, 5.00%, 08/01/25	500	532,278
Palm Beach County School District COP, Series B, 5.00%, 08/01/25	165	175,652
School Board of Miami-Dade County (The) COP, Series A, 5.00%, 05/01/25	450	473,861
School Board of Miami-Dade County (The) GO, 5.00%, 03/15/25	355	373,870
School District of Broward County/FL COP
Series A, 5.00%, 07/01/25	165	175,181
Series C, 5.00%, 07/01/25	180	191,107
School District of Broward County/FL GO, 5.00%, 07/01/25	180	190,933
State of Florida Department of Transportation RB, 5.00%, 07/01/25	375	398,916
State of Florida Department of Transportation Turnpike System Revenue RB
5.00%, 07/01/25	235	250,185
Series A, 5.00%, 07/01/25	695	739,909
Series-B, 5.00%, 07/01/25	165	175,662
State of Florida GO
5.00%, 06/01/25	35	37,234
5.00%, 07/01/25	280	298,638
Series A, 5.00%, 06/01/25	302	321,277
Series A, 5.00%, 07/01/25	50	53,328
Series B, 5.00%, 06/01/25	310	329,789
Series B, 5.00%, 07/01/25	35	37,330
Series C, 5.00%, 06/01/25	295	313,831
Series D, 5.00%, 06/01/25	85	90,426
State of Florida Lottery Revenue RB
5.00%, 07/01/25	570	606,002
Series A, 5.00%, 07/01/25	410	435,896
Series B, 5.00%, 07/01/25	290	308,316
Tampa Bay Water RB, Series C, 5.00%, 10/01/25	90	96,137
Volusia County School Board COP, Series A, 5.00%, 08/01/25 (BAM)	90	95,787
		12,251,736
Georgia — 2.9%
Association County Commissioners of Georgia COP, 5.00%, 07/15/25	575	612,956
City of Atlanta GA, 5.00%, 12/01/25	250	269,510
Security	Par (000)	Value

Georgia (continued)
City of Atlanta GA Department of Aviation RB 5.00%, 07/01/25	$300	$319,167
Series A, 5.00%, 07/01/25	135	143,625
City of Atlanta GA Water & Wastewater Revenue RB 5.75%, 11/01/25 (AGM)	195	213,387
Series B, 5.00%, 11/01/25	245	263,230
County of Forsyth GA GO, 5.00%, 09/01/25	110	117,787
Forsyth County School District GO, 5.00%, 02/01/25	155	163,353
Georgia State Road & Tollway Authority RB, 5.00%, 06/01/25	990	1,050,407
Gwinnett County School District GO
5.00%, 02/01/25	620	653,411
5.00%, 08/01/25	330	352,631
Gwinnett County Water & Sewerage Authority RB, 5.00%, 08/01/25	295	315,230
Henry County School District, 4.00%, 08/01/25 (SAW)	125	130,363
Henry County School District GO, 5.00%, 08/01/25 (SAW)	300	320,196
Henry County Water Authority RB, 5.00%, 02/01/25	250	263,171
Metropolitan Atlanta Rapid Transit Authority RB
5.25%, 07/01/25 (NPFGC)	100	107,070
Series A, 4.00%, 07/01/25	350	364,437
Municipal Electric Authority of Georgia RB, 5.00%, 01/01/25	145	150,919
Private Colleges & Universities Authority RB
Series B, 5.00%, 09/01/25	1,115	1,194,808
Series B, 5.00%, 10/01/25	425	456,489
State of Georgia GO
5.00%, 07/01/25	250	266,458
Series A, 5.00%, 02/01/25	820	864,024
Series A, 5.00%, 07/01/25	135	143,888
Series A1, 5.00%, 02/01/25	745	784,998
Series A-1, 5.00%, 02/01/25	105	110,637
Series C1, 4.00%, 01/01/25	840	867,479
Series C1, 4.00%, 07/01/25	380	396,130
Series E, 5.00%, 12/01/25	1,135	1,223,901
Series F, 5.00%, 07/01/25	165	175,863
		12,295,525
Hawaii — 1.8%
City & County Honolulu HI Wastewater System Revenue RB 5.00%, 07/01/25	960	1,021,607
Series A, 5.00%, 07/01/45 (PR 01/01/26)	600	636,733
Series B, 5.00%, 07/01/25	250	266,154
City & County of Honolulu HI GO
4.00%, 08/01/25	75	78,255
5.00%, 09/01/25	320	342,404
Series A, 5.00%, 10/01/25	245	262,757
Series B, 5.00%, 09/01/25	350	374,505
Series C, 5.00%, 10/01/25	65	69,711
Series E, 5.00%, 09/01/25	270	288,904
County of Hawaii HI GO, Series D, 5.00%, 09/01/25	550	588,222
State of Hawaii GO
5.00%, 01/01/25	150	157,701
5.00%, 10/01/25	455	487,734
Series EZ, 5.00%, 10/01/25	380	407,337
Series FE, 5.00%, 10/01/25	425	455,575
Series FH, 5.00%, 10/01/25.	210	225,108
Series FK, 5.00%, 05/01/25	365	386,820
Series FN, 5.00%, 10/01/25.	580	621,725
Series FT, 5.00%, 01/01/25	185	194,498
State of Hawaii State Highway Fund RB
Series A, 4.00%, 01/01/25	135	139,288
Series B, 5.00%, 01/01/25	330	346,625

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2025 Term Muni Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Hawaii (continued)
University of Hawaii RB
5.00%, 10/01/25	$90	$96,233
Series B, 5.00%, 10/01/25	115	122,965
		7,570,861
Idaho — 0.3%
Idaho Housing & Finance Association RB, 5.00%, 07/15/25	1,060	1,126,572

Illinois — 2.6%
Chicago O’Hare International Airport RB
5.00%, 01/01/25	930	975,066
Series C, 5.00%, 01/01/25	225	235,903
Series F, 5.00%, 01/01/25	150	157,269
County of Will IL GO, 5.00%, 11/15/41 (PR 11/15/25)	2,000	2,134,630
Illinois Finance Authority RB
4.00%, 07/01/25	870	901,106
5.00%, 01/01/25	205	215,288
5.00%, 07/01/25	455	484,069
5.00%, 12/01/25	450	484,090
Illinois State Toll Highway Authority RB
5.00%, 01/01/25	155	162,690
Series A, 5.00%, 01/01/25	50	52,481
Series B, 5.00%, 01/01/25	420	440,836
Sales Tax Securitization Corp. RB, Series A, 5.00%, 01/01/25	500	522,984
State of Illinois GO
5.00%, 01/01/25	155	161,003
5.00%, 02/01/25	320	332,880
5.00%, 10/01/25	100	105,111
5.50%, 05/01/25	210	221,599
Series A, 5.00%, 03/01/25	510	531,246
Series B, 5.00%, 03/01/25	800	832,348
Series D, 5.00%, 11/01/25	1,925	2,025,833
State of Illinois Sales Tax Revenue RB, 5.00%, 06/15/25	200	207,107
		11,183,539
Indiana — 1.6%
City of Indianapolis Department of Public Utilities Water System Revenue RB, 5.00%, 10/01/25	360	384,451
Indiana Finance Authority RB
5.00%, 02/01/25	1,100	1,159,720
5.00%, 02/01/31 (PR 02/01/25)	2,230	2,347,934
Series B, 5.00%, 02/01/25	460	484,974
Series C, 5.00%, 12/01/25	785	844,467
Indiana University RB, 5.00%, 06/01/25	580	615,661
Indianapolis Local Public Improvement Bond Bank RB, 5.00%, 01/01/25	110	115,394
Purdue University COP, Series A, 5.00%, 07/01/25	115	122,375
Purdue University RB
4.00%, 07/01/25	90	93,669
5.00%, 07/01/25	435	462,897
Series A, 5.25%, 07/01/25	190	203,295
		6,834,837
Iowa — 0.5%
County of Polk IA GO, 5.00%, 06/01/25	185	196,331
Iowa Finance Authority RB, 5.00%, 08/01/25	490	522,863
State of Iowa GO
5.00%, 06/15/25	520	552,063
Series-A, 5.00%, 06/01/25	250	265,196
State of Iowa RB, Series A, 5.00%, 06/01/25	420	445,528
		1,981,981
Kansas — 0.9%
County of Johnson KS, 5.00%, 09/01/25	205	219,193
Security	Par (000)	Value

Kansas (continued)
Johnson County Public Building Commission RB 5.00%, 09/01/25	$180	$192,041
Series A, 5.00%, 09/01/25	265	282,728
Johnson County Unified School District No. 512 Shawnee Mission GO
5.00%, 10/01/30 (PR 10/01/25)	510	546,827
5.00%, 10/01/31 (PR 10/01/25)	800	857,767
Series B, 5.00%, 10/01/25	250	268,254
Sedgwick County Unified School District No. 265 Goddard GO, Series B, 5.00%, 10/01/25	20	21,390
State of Kansas Department of Transportation RB 5.00%, 09/01/25	975	1,041,996
Series A, 5.00%, 09/01/25	515	550,388
		3,980,584
Kentucky — 0.1%
Louisville and Jefferson County Metropolitan Sewer District RB, 5.00%, 05/15/25	295	312,899

Louisiana — 0.5%
State of Louisiana Gasoline & Fuels Tax Revenue RB, Series B, 5.00%, 05/01/25	395	418,346
State of Louisiana GO
5.00%, 09/01/25	95	101,479
Series A, 5.00%, 03/01/25	110	116,030
Series A, 5.00%, 09/01/25	310	331,140
Series B, 5.00%, 05/01/25	40	42,364
Series B, 5.00%, 08/01/25	370	394,536
State of Louisiana RB, 5.00%, 09/01/25	665	710,349
		2,114,244
Maine — 0.9%
Maine Governmental Facilities Authority RB, 5.00%, 10/01/25	105	112,469
Maine Municipal Bond Bank RB
5.00%, 11/01/25	400	428,988
Series A, 5.00%, 09/01/25	290	309,325
Series B, 5.00%, 11/01/25	185	198,407
State of Maine GO
5.00%, 06/01/25	140	148,870
Series B, 5.00%, 06/01/25	2,275	2,419,150
		3,617,209
Maryland — 3.8%
City of Baltimore MD RB
5.00%, 07/01/25	295	313,632
Series A, 5.00%, 07/01/25	190	202,000
County of Anne Arundel MD GOL
5.00%, 04/01/25	200	211,740
5.00%, 10/01/25	1,470	1,578,124
County of Baltimore MD GO
5.00%, 03/01/25	550	580,957
5.00%, 08/01/25.	125	133,572
County of Charles MD GO, 5.00%, 10/01/25	85	91,252
County of Frederick MD, 5.00%, 08/01/25	300	320,336
County of Howard MD GO
5.00%, 08/15/25	285	304,875
Series A, 5.00%, 02/15/25	365	385,008
County of Montgomery MD COP, Series B, 5.00%, 04/01/25	100	105,848
County of Montgomery MD GO
5.00%, 11/01/25	1,075	1,156,778
Series C, 5.00%, 10/01/25	175	187,872
Series D, 4.00%, 11/01/25	540	566,305

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2025 Term Muni Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Maryland (continued)
County of Prince George’s MD GOL
5.00%, 07/15/25	$1,505	$1,606,205
Series A, 5.00%, 07/01/25	250	266,519
Series A, 5.00%, 07/15/25	305	325,510
Series B, 5.00%, 07/15/25	95	101,388
State of Maryland Department of Transportation RB
4.00%, 09/01/25	425	443,933
5.00%, 05/01/25	95	100,808
5.00%, 09/01/25	315	337,383
5.00%, 10/01/25	505	542,145
5.00%, 12/01/25	130	139,997
State of Maryland GO
Second Series A, 5.00%, 08/01/25	435	464,831
Second Series B, 5.00%, 08/01/25	365	390,031
Series A, 5.00%, 03/15/25	175	185,048
Series A, 5.00%, 08/01/25	405	432,774
Series B, 4.00%, 08/01/25	335	349,789
Series B, 5.00%, 08/01/25	2,045	2,185,241
Washington Suburban Sanitary Commission GO
4.00%, 06/01/25 (GTD)	65	67,620
5.00%, 06/01/25 (GTD)	545	579,661
Washington Suburban Sanitary Commission RB
4.00%, 06/01/25 (GTD)	485	504,549
5.00%, 06/01/25 (GTD)	345	366,941
5.00%, 06/15/25 (GTD)	315	335,400
5.00%, 12/01/25 (GTD)	225	242,688
		16,106,760
Massachusetts — 3.3%
City of Boston MA GO, Series A, 5.00%, 11/01/25	200	215,215
Commonwealth of Massachusetts GO, Series A, 5.00%, 01/01/25	235	247,110
Commonwealth of Massachusetts GOL
5.00%, 07/01/25	120	127,900
Series A, 5.00%, 07/01/25	275	293,104
Series B, 5.00%, 04/01/25	160	169,357
Series B, 5.00%, 07/01/25	235	250,471
Series B, 5.00%, 11/01/25	250	268,949
Series B, 5.25%, 09/01/25 (AGM)	415	446,970
Series C, 5.00%, 08/01/25	840	897,393
Series C, 5.00%, 09/01/25	135	144,557
Series C, 5.00%, 10/01/25	935	1,003,521
Series D, 5.00%, 07/01/25	635	676,804
Series E, 5.00%, 11/01/25	225	242,054
Series E, 5.00%, 11/01/25 (AMBAC)	180	193,643
Commonwealth of Massachusetts Transportation Fund Revenue RB, Series A, 5.00%, 06/01/25	240	254,925
Massachusetts Bay Transportation Authority RB, Series A, 5.00%, 07/01/25	990	1,054,693
Massachusetts Clean Water Trust (The) RB
5.00%, 08/01/25.	1,520	1,624,621
Series 22, 5.00%, 08/01/25	95	101,515
Massachusetts Development Finance Agency RB
Series A, 5.00%, 07/15/25	685	730,386
Series A, 5.00%, 10/15/25	250	268,274
Massachusetts School Building Authority RB
5.00%, 01/15/25	130	136,689
5.00%, 02/15/25	150	158,069
Series A, 5.00%, 11/15/41 (PR 11/15/25)	250	268,928
Series A, 5.00%, 11/15/45 (PR 11/15/25)	2,475	2,662,387
Series C, 5.00%, 08/15/25	260	277,733
Security	Par (000)	Value

Massachusetts (continued)
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue RB, 5.00%, 01/01/25	$455	$478,273
Massachusetts Water Resources Authority
5.00%, 08/01/25	110	117,460
5.00%, 08/01/25 (ETM)	25	26,620
Massachusetts Water Resources Authority RB
5.00%, 08/01/25	300	320,347
Series B, 5.25%, 08/01/25 (AGM)	15	16,123
Series C, 5.00%, 08/01/25	10	10,678
Town of Watertown MA GOL, 5.00%, 02/01/25	225	237,125
University of Massachusetts Building Authority RB, 5.00%, 11/01/25	210	225,568
		14,147,462
Michigan — 1.1%
Michigan Finance Authority RB
5.00%, 10/01/25	330	353,740
Series A, 5.00%, 12/01/25	185	198,225
Series B, 5.00%, 10/01/25	570	611,006
Michigan State Building Authority RB
5.00%, 04/15/25	335	354,157
Series I, 5.00%, 04/15/25	750	792,888
Michigan State University RB, 5.00%, 02/15/25	35	36,883
State of Michigan GO
Series A, 5.00%, 05/01/25	130	137,742
Series B, 4.00%, 11/01/25	120	125,878
State of Michigan RB, 5.00%, 03/15/25	885	933,736
State of Michigan Trunk Line Revenue RB, 5.00%, 11/15/25	100	107,783
University of Michigan RB 5.00%, 04/01/25	460	486,602
Series A, 5.00%, 04/01/25	290	306,771
Wayne County Airport Authority RB, Series A, 5.00%, 12/01/25	25	26,780
		4,472,191
Minnesota — 2.1%
City of Minneapolis MN GO, 4.00%, 12/01/25	150	157,482
County of Hennepin MN GO
5.00%, 12/01/25	1,000	1,080,046
Series A, 5.00%, 12/01/25	350	378,016
Metropolitan Council GO
5.00%, 03/01/25	755	797,338
Series A, 5.00%, 03/01/25	190	200,654
Series B, 5.00%, 12/01/25	1,000	1,078,327
Minneapolis-St Paul Metropolitan Airports Commission RB
Series A, 5.00%, 01/01/25	200	209,692
Series C, 5.00%, 01/01/25	175	183,480
Minnesota Public Facilities Authority RB, Series A, 5.00%, 03/01/25	315	332,532
Southern Minnesota Municipal Power Agency RB, Series A,
0.00%, 01/01/25 (NPFGC)(a)	55	52,058
State of Minnesota GO
Series A, 5.00%, 08/01/25	525	560,871
Series A, 5.00%, 10/01/25	165	177,092
Series B, 5.00%, 08/01/25	310	331,181
Series B, 5.00%, 10/01/25	135	144,893
Series D, 5.00%, 08/01/25	1,800	1,922,986
Series E, 5.00%, 10/01/25	100	107,328
University of Minnesota RB
Series B, 5.00%, 10/01/25	220	235,827
Series B, 5.00%, 12/01/25	1,015	1,093,050
		9,042,853

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2025 Term Muni Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mississippi — 0.3%
State of Mississippi GO
Series B, 5.00%, 12/01/25	$435	$468,450
Series C, 5.00%, 10/01/25	625	669,963
Series F, 5.00%, 11/01/32 (PR 11/01/25)	300	322,405
		1,460,818
Missouri — 0.4%
Metropolitan St Louis Sewer District RB, Series B, 5.00%, 05/01/25	110	116,626
Missouri Highway & Transportation Commission RB, 5.00%, 05/01/25	755	802,187
Missouri State Board of Public Buildings RB
5.00%, 10/01/25	305	327,024
Series A, 5.00%, 04/01/25	375	396,604
		1,642,441
Nebraska — 0.7%
City of Omaha NE GO, 5.00%, 04/15/25	825	873,822
Douglas County School District No. 17/NE GO, 4.00%, 06/15/35 (PR 06/15/25)	630	655,512
Nebraska Public Power District RB
Series A, 5.00%, 01/01/25	310	324,606
Series C, 5.00%, 01/01/25	335	350,784
Omaha Public Facilities Corp. RB, Series A, 5.00%, 06/01/25	50	53,063
Omaha Public Power District Nebraska City Station Unit 2 RB, Series A, 5.00%, 02/01/25	150	157,392
Omaha Public Power District RB
5.00%, 02/01/25	150	157,963
Series A, 5.00%, 02/01/25	465	489,685
		3,062,827
Nevada — 1.6%
Clark County School District GOL, Series A, 5.00%, 06/15/25	880	933,004
Clark County Water Reclamation District GOL, 5.00%, 07/01/25	615	654,740
County of Clark Department of Aviation RB, 5.00%, 07/01/25	860	914,944
County of Clark NV GOL
5.00%, 11/01/25	590	633,084
Series A, 5.00%, 06/01/25	230	244,034
Series A, 5.00%, 11/01/25	305	327,272
Series B, 5.00%, 06/01/25	50	53,051
Series B, 5.00%, 12/01/25	270	290,377
County of Clark NV RB
5.00%, 07/01/25	475	505,001
Series B, 5.00%, 07/01/25	140	148,707
Las Vegas Valley Water District GOL, 5.00%, 06/01/25	325	345,211
State of Nevada GOL
5.00%, 05/01/25	220	233,152
Series A, 5.00%, 05/01/25	260	275,543
State of Nevada Highway Improvement Revenue RB, 5.00%, 12/01/25	815	877,671
Washoe County School District/NV GOL
Series A, 5.00%, 06/01/25	140	148,378
Series C, 5.00%, 10/01/25	60	64,155
		6,648,324
New Hampshire — 0.5%
City of Manchester NH GO, 4.00%, 06/15/25	310	321,424
City of Nashua NH GO, 5.00%, 09/01/25	140	149,984
New Hampshire Municipal Bond Bank RB
5.00%, 08/15/25	405	433,244
5.00%, 08/15/25 (ST INTERCEPT)	70	74,882
Series A, 5.00%, 08/15/25	175	187,204
New Hampshire State Turnpike System RB, 4.00%, 11/01/25	160	167,589
Security	Par (000)	Value

New Hampshire (continued)
State of New Hampshire GO
5.00%, 12/01/25	$540	$582,296
Series B, 5.00%, 12/01/25	175	188,707
		2,105,330
New Jersey — 2.4%
County of Essex NJ GO, 5.00%, 08/01/25	170	181,401
County of Monmouth NJ GO, 5.00%, 07/15/25	195	208,209
Monmouth County Improvement Authority (The) RB
4.00%, 08/01/25 (GTD)	50	52,158
5.00%, 02/15/25 (GTD)	100	105,563
5.00%, 12/01/25 (GTD)	270	291,458
New Jersey Economic Development Authority, 5.00%, 11/01/25	170	180,451
New Jersey Economic Development Authority RB
5.00%, 06/15/25	305	320,917
Series A, 4.13%, 06/15/25	170	175,205
Series B, 4.00%, 11/01/25 (SAP)	860	888,621
Series D, 5.00%, 06/15/25	130	136,784
Series WW, 5.25%, 06/15/31 (PR 06/15/25) (SAP)	1,000	1,070,138
New Jersey Educational Facilities Authority RB
Series B, 5.00%, 07/01/25	605	646,304
Series D, 5.00%, 07/01/25	460	491,405
New Jersey Infrastructure Bank RB, Series A-1, 5.00%, 09/01/25 (GTD)	110	117,873
New Jersey Transportation Trust Fund Authority RB
5.00%, 06/15/25	105	110,752
Series A, 5.00%, 06/15/25	225	236,743
Series A, 5.75%, 06/15/25 (NPFGC)	220	235,452
New Jersey Turnpike Authority RB
Series B, 5.00%, 01/01/25	115	120,683
Series C-2, 5.50%, 01/01/25 (AMBAC)	800	846,977
State of New Jersey GO
5.00%, 06/01/25	1,015	1,076,457
5.00%, 06/01/31 (PR 06/01/25)	100	106,125
5.00%, 06/01/32 (PR 06/01/25)	500	530,625
Series A, 5.00%, 06/01/25	2,025	2,147,609
		10,277,910
New Mexico — 0.5%
New Mexico Finance Authority RB
5.00%, 06/01/25.	200	212,438
5.00%, 06/15/25	250	265,653
Series A, 5.00%, 06/15/25	210	223,299
Santa Fe Public School District GO, 5.00%, 08/01/25 (SAW)	85	90,487
State of New Mexico GO, 5.00%, 03/01/25	350	369,260
State of New Mexico Severance Tax Permanent Fund RB
5.00%, 07/01/25	890	947,240
Series D, 5.00%, 07/01/25	50	53,219
		2,161,596
New York — 7.4%
City of New York NY GO
4.00%, 08/01/25	100	104,227
5.00%, 08/01/25	680	726,119
Series 1, 5.00%, 08/01/25	470	501,876
Series A, 5.00%, 08/01/25	1,630	1,740,550
Series A-1, 5.00%, 08/01/25	205	218,904
Series C, 4.00%, 08/01/25	240	250,144
Series C, 5.00%, 08/01/25	2,690	2,872,441
Series C-1, 5.00%, 08/01/25	670	715,441
Series E, 5.00%, 08/01/25	335	357,720
Series F-1, 5.00%, 06/01/25	115	122,233

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2025 Term Muni Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
County of Monroe NY GOL, 5.00%, 06/01/25 (AGM)	$50	$53,109
Erie County Industrial Development Agency (The) RB, 5.00%, 05/01/25 (SAW)	305	323,302
Hudson Yards Infrastructure Corp. RB, 4.00%, 02/15/25	100	103,280
Long Island Power Authority RB
0.00%, 06/01/25 (AGM)(a)	200	188,814
5.00%, 09/01/25	140	149,802
Metropolitan Transportation Authority RB
5.00%, 11/15/25	390	411,421
Series A, 5.00%, 11/15/25	140	149,915
Series A2, 5.00%, 11/15/25	150	157,699
Series B, 5.00%, 11/15/25	650	683,363
Series B2, 5.00%, 11/15/25	265	283,916
Series C-1, 5.00%, 11/15/25	470	494,123
Series F, 5.00%, 11/15/25	230	241,805
New York City Municipal Water Finance Authority RB, 5.00%, 06/15/25	425	452,726
New York City Transitional Finance Authority Building Aid Revenue RB
4.00%, 07/15/25	175	182,397
5.00%, 07/15/25 (SAW)	40	42,660
5.00%, 07/15/25 (ETM) (SAW)	185	196,732
Series S-3, 5.00%, 07/15/25 (SAW)	650	693,227
Series S-4A, 5.00%, 07/15/25 (SAW)	175	186,638
New York City Transitional Finance Authority Future Tax Secured Revenue, 5.00%, 11/01/25	135	145,120
New York City Transitional Finance Authority Future Tax Secured Revenue RB
4.00%, 05/01/25	100	103,800
5.00%, 02/01/25	345	363,315
5.00%, 05/01/25	135	143,132
5.00%, 08/01/25	595	635,204
5.00%, 11/01/25	315	338,613
Series A-1, 5.00%, 08/01/25	50	53,379
Series B-1, 5.00%, 08/01/25	275	293,582
Series C, 5.00%, 11/01/25	1,245	1,338,329
New York City Water & Sewer System RB
4.00%, 06/15/25	540	562,823
5.00%, 06/15/25	320	340,876
Series FF, 4.00%, 06/15/25	50	52,113
Series GG, 5.00%, 06/15/25	310	330,224
New York State Dormitory Authority RB
4.00%, 02/15/25	130	134,696
5.00%, 03/15/25	250	264,060
5.00%, 07/01/25	335	357,521
5.00%, 10/01/25	255	274,306
5.00%, 07/01/37 (PR 07/01/25)	50	53,182
Series 1, 5.00%, 03/15/25	310	327,831
Series A, 5.00%, 02/15/25	520	548,828
Series A, 5.00%, 03/15/25	885	935,863
Series A, 5.00%, 07/01/25	330	350,881
Series B, 5.00%, 02/15/25	365	385,415
Series B, 5.50%, 03/15/25 (AMBAC)	210	224,264
Series C, 5.00%, 03/15/25	270	285,185
Series D, 5.00%, 02/15/25	650	685,849
Series E, 5.00%, 02/15/25	60	63,356
Series E, 5.00%, 03/15/25	615	649,962
New York State Environmental Facilities Corp., 5.00%, 06/15/25	150	159,714
New York State Environmental Facilities Corp. RB 5.00%, 06/15/25	200	212,952
Security	Par (000)	Value

New York (continued)
5.00%, 10/15/25	$70	$75,231
Series A, 4.00%, 06/15/25	100	104,132
Series B, 5.00%, 06/15/25	300	319,428
Series D, 5.00%, 03/15/25	215	227,344
New York State Thruway Authority RB
5.00%, 01/01/25	220	231,126
Series A-1, 5.00%, 03/15/25	215	227,161
Series L, 5.00%, 01/01/25	255	267,896
New York State Urban Development Corp. RB
5.00%, 03/15/25	1,470	1,553,458
5.00%, 03/15/25 (ETM)	5	5,276
Series A, 5.00%, 03/15/25	2,140	2,261,496
Series C, 5.00%, 03/15/25	105	110,961
Port Authority of New York & New Jersey RB
4.00%, 12/01/25	145	152,192
Series 189, 5.00%, 05/01/25	195	206,746
Series 205, 5.00%, 11/15/25	480	516,547
State of New York GO
Series A, 5.00%, 02/15/25	75	79,142
Series-A, 5.00%, 03/15/25	50	52,881
Triborough Bridge & Tunnel Authority RB
5.00%, 11/15/25	500	535,824
Series A, 5.00%, 11/15/25	205	219,860
Series B, 5.00%, 11/15/25	535	573,781
Series C-1, 5.00%, 11/15/25	260	278,847
		31,218,288
North Carolina — 2.3%
City of Charlotte NC COP
5.00%, 12/01/25	50	53,902
Series B, 5.00%, 06/01/25	50	53,156
City of Charlotte NC GO, Series A, 5.00%, 07/01/25	85	90,617
City of Charlotte NC Water & Sewer System RB, 5.00%, 07/01/25	200	213,215
City of Charlotte NC Water & Sewer System Revenue RB, 5.00%, 07/01/25	405	431,761
City of Raleigh NC GO, Series A, 5.00%, 09/01/25	245	262,409
City of Winston-Salem NC Water & Sewer System Revenue RB, 5.00%, 06/01/25	275	292,425
County of Buncombe NC, 5.00%, 06/01/25	205	217,941
County of Durham NC GO, 5.00%, 10/01/25	275	295,227
County of Forsyth NC GO
5.00%, 03/01/25	185	195,413
5.00%, 07/01/25	70	74,625
5.00%, 12/01/25	200	215,723
County of Guilford NC GO, 5.00%, 03/01/25	350	369,700
County of Iredell NC RB, 5.00%, 12/01/25	25	26,937
County of Johnston NC GO, 4.00%, 02/01/25	235	242,818
County of Mecklenburg NC GO
5.00%, 03/01/25	110	116,191
5.25%, 12/01/25	10	10,855
County of New Hanover NC GO, 5.00%, 08/01/25	100	106,858
County of Wake NC, 5.00%, 03/01/25	530	559,831
County of Wake NC GO
5.00%, 02/01/25	195	205,508
Series A, 5.00%, 03/01/25	425	448,921
Series C, 5.00%, 03/01/25	370	390,826
County of Wake NC RB, 5.00%, 08/01/25	160	170,892
North Carolina Municipal Power Agency No. 1 RB, Series A, 5.00%, 01/01/25	580	607,772
State of North Carolina GO
5.00%, 06/01/25	300	319,080

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2025 Term Muni Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

North Carolina (continued)
Series A, 5.00%, 06/01/25	$1,520	$1,616,668
Series B, 5.00%, 06/01/25	980	1,042,326
State of North Carolina RB
5.00%, 03/01/25	165	174,080
5.00%, 05/01/25	315	334,187
Series B, 5.00%, 05/01/25	690	732,030
		9,871,894
Ohio — 3.4%
American Municipal Power Inc. RB, Series-A, 5.00%, 02/15/25	390	408,594
City of Cincinnati OH GO, Series A, 4.00%, 12/01/25	150	157,269
City of Cincinnati OH Water System Revenue RB, 4.00%, 12/01/30 (PR 12/01/25)	2,000	2,099,759
City of Cleveland OH GO, 5.00%, 12/01/25	140	150,566
City of Columbus OH GO
4.00%, 08/15/25	45	47,022
Series 1, 5.00%, 07/01/25	800	852,667
Series A, 4.00%, 04/01/25	205	212,682
Series A, 5.00%, 04/01/25	205	216,989
City of Columbus OH GOL
5.00%, 07/01/25	155	165,204
Series B, 4.00%, 07/01/25	35	36,486
City of Columbus OH RB, Series A, 5.00%, 07/01/25	140	149,217
Cleveland Department of Public Utilities Division of Water RB, 5.00%, 01/01/25	780	819,296
County of Franklin OH Sales Tax Revenue RB, 5.00%, 06/01/25	155	164,639
County of Hamilton OH Sales Tax Revenue RB, Series A, 5.00%, 12/01/25	120	128,885
Ohio State University (The) RB, 5.00%, 12/01/25	515	552,546
Ohio Turnpike & Infrastructure Commission, 5.00%, 02/15/25	170	179,145
Ohio Water Development Authority RB
Series A, 5.00%, 06/01/25	335	356,226
Series A, 5.00%, 12/01/25	280	301,932
Ohio Water Development Authority Water Pollution Control Loan Fund RB
5.00%, 06/01/25	400	425,345
5.00%, 12/01/25	195	210,274
Series 2015-A, 5.00%, 12/01/25	485	522,989
Series B, 5.00%, 12/01/25	55	59,308
State of Ohio, 5.00%, 11/01/25	125	134,266
State of Ohio GO
4.00%, 05/01/25	150	155,867
5.00%, 08/01/25	710	758,153
5.00%, 08/01/25 (ETM)	5	5,337
5.00%, 09/01/25	165	176,595
5.00%, 10/01/25	400	429,099
5.00%, 05/01/26 (PR 05/01/25)	1,000	1,060,007
Series A, 5.00%, 06/15/25	275	292,612
Series A, 5.00%, 09/01/25	240	256,866
Series A, 5.00%, 09/15/25	185	198,215
Series A, 5.00%, 05/01/37 (PR 05/01/25)	325	344,502
Series B, 5.00%, 09/01/25	225	240,812
Series B, 5.00%, 09/15/25	590	632,146
Series S, 5.00%, 05/01/25	80	84,837
Series V, 5.00%, 05/01/25	315	334,045
State of Ohio RB
5.00%, 04/01/25	290	306,329
Series A, 5.00%, 02/01/25	50	52,584
Series C, 5.00%, 12/01/25	145	155,943
Security	Par (000)	Value

Ohio (continued)
Series-A, 5.00%, 06/01/25	$630	$668,440
		14,503,695
Oklahoma — 0.4%
City of Oklahoma City OK GO, 5.00%, 03/01/25	95	100,129
Grand River Dam Authority RB
Series A, 4.00%, 06/01/25	145	149,871
Series A, 5.00%, 06/01/25	515	544,857
Oklahoma Capitol Improvement Authority RB, Series A, 4.00%, 07/01/25	110	114,137
Oklahoma City Water Utilities Trust RB, 5.00%, 07/01/25	385	409,971
Oklahoma Turnpike Authority RB, Series E, 5.00%, 01/01/25	210	219,975
Oklahoma Water Resources Board RB, 5.00%, 04/01/25	350	371,080
		1,910,020
Oregon — 1.6%
City of Eugene OR Electric Utility System Revenue RB, Series A, 5.00%, 08/01/25	15	15,968
City of Portland OR GOL, 5.00%, 06/15/25	75	79,785
City of Portland OR Sewer System Revenue RB, Series A, 5.00%, 06/15/25	320	339,884
City of Portland Sewer System Revenue, 5.00%, 06/01/25	185	196,288
Clackamas & Washington Counties School District No. 3 GO, 5.00%, 06/15/29 (PR 06/15/25) (GTD)	300	319,033
Multnomah County School District No. 1 Portland/OR GO
5.00%, 06/15/25 (GTD)	1,140	1,212,193
Series B, 5.00%, 06/15/25 (GTD)	250	265,832
Multnomah County School District No. 7 Reynolds, 0.00%, 06/15/36 (PR 06/15/25) (GTD)(a)	650	377,184
Portland Community College District GO, 5.00%, 06/15/25	610	648,630
Salem-Keizer School District No. 24J GO, Series-B, 5.00%, 06/15/25 (GTD)	275	292,087
State of Oregon Department of Transportation RB
Series A, 5.00%, 11/15/25	300	322,673
Series C, 5.00%, 11/15/25	100	107,558
State of Oregon GO
5.00%, 05/01/25	975	1,034,390
5.00%, 06/01/25	150	159,504
5.00%, 08/01/25	30	32,050
5.00%, 08/01/35 (PR 08/01/25)	500	533,659
Series H, 5.00%, 08/01/25	300	320,498
Series L, 5.00%, 08/01/25	225	240,373
Tri-County Metropolitan Transportation District of Oregon RB, 5.00%, 09/01/25	200	214,003
		6,711,592
Pennsylvania — 2.3%
City of Philadelphia PA GO, Series A, 5.00%, 08/01/25	255	270,696
City of Philadelphia PA Water & Wastewater Revenue RB
5.00%, 06/01/25	370	391,019
5.00%, 10/01/25	600	639,470
Series B, 5.00%, 11/01/25	125	133,507
Commonwealth of Pennsylvania, 5.00%, 10/01/25	760	813,043
Commonwealth of Pennsylvania GO
5.00%, 07/15/25	75	79,784
5.00%, 09/15/25 (AGM)	20	21,418
First Series, 5.00%, 01/01/25	350	367,095
First Series, 5.00%, 02/01/25 (AGM)	370	388,900
First Series, 5.00%, 08/15/25	1,065	1,135,461
First Series, 5.00%, 09/15/25	1,100	1,175,385
Second Series, 5.00%, 09/15/25	825	881,539
Series D, 5.00%, 08/15/25	140	149,263
County of Bucks PA GO, 5.00%, 06/01/25	140	148,871

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2025 Term Muni Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pennsylvania (continued)
Delaware County Authority RB, 5.00%, 12/01/25	$60	$64,170
Delaware River Joint Toll Bridge Commission RB, 5.00%, 07/01/25	105	111,555
Delaware River Port Authority RB
5.00%, 01/01/25	120	125,861
Series B, 5.00%, 01/01/25	260	272,699
Pennsylvania Higher Educational Facilities Authority RB, 5.00%, 10/01/25	120	128,762
Pennsylvania Infrastructure Investment Authority RB, 5.00%, 01/15/25	150	157,866
Pennsylvania State University (The) RB, 5.25%, 08/15/25	365	391,851
Pennsylvania Turnpike Commission, 5.00%, 12/01/25	100	107,547
Pennsylvania Turnpike Commission RB
5.00%, 12/01/25	110	118,302
Series A, 5.00%, 12/01/25	600	645,281
Series A2, 5.00%, 12/01/25	480	516,225
Series B, 5.00%, 06/01/25	170	179,460
Philadelphia Authority for Industrial Development RB, 5.00%, 07/01/25	250	265,487
Township of Lower Merion PA GO, 5.00%, 01/15/25	50	52,612
		9,733,129
Rhode Island — 0.5%
Narragansett Bay Commission, 5.00%, 02/01/30 (PR 02/01/25)	400	421,154
Rhode Island Commerce Corp., 5.00%, 06/15/25	190	200,723
Rhode Island Commerce Corp. RB, Series B, 5.00%, 06/15/25	445	471,275
Rhode Island Infrastructure Bank Water Pollution Control Revolving Fund RB
5.00%, 10/01/25	130	139,457
Series B, 5.00%, 10/01/25	135	144,821
State of Rhode Island GO
5.00%, 01/15/25	470	494,184
Series A, 5.00%, 08/01/25	95	101,323
		1,972,937
South Carolina — 0.5%
City of Charleston SC Waterworks & Sewer System Revenue RB, 5.00%, 01/01/32 (PR 01/01/25)	815	856,216
City of Columbia SC Waterworks & Sewer System Revenue RB, Series B, 5.00%, 02/01/25	265	279,174
County of Charleston SC GO, 5.00%, 11/01/25 (SAW)	400	430,410
Fort Mill School District No. 4 GO, Series A, 5.00%, 03/01/25, (SCSDE)	100	105,524
South Carolina Transportation Infrastructure Bank RB, Series-B, 5.00%, 10/01/25	455	487,733
State of South Carolina GO, 5.00%, 04/01/25	125	132,338
		2,291,395
Tennessee — 2.9%
City of Memphis TN Electric System Revenue RB, 5.00%, 12/01/25
City of Memphis TN GO
5.00%, 04/01/25	200	211,610
Series A, 5.00%, 12/01/25	210	226,328
City of Memphis TN Sanitary Sewerage System Revenue RB, 5.00%, 10/01/25	655	702,297
County of Blount TN GO, 5.00%, 06/01/25	535	568,522
County of Hamilton TN GO
4.00%, 03/01/25	460	476,495
Series A, 5.00%, 04/01/25	150	158,805
County of Montgomery TN GO, 5.00%, 04/01/25	560	591,684
County of Putnam TN GO, 5.00%, 04/01/25	100	105,783
Security	Par (000)	Value

Tennessee (continued)
County of Shelby TN GO
5.00%, 04/01/25	$350	$370,393
Series A, 5.00%, 04/01/25	345	365,102
County of Sumner TN GO, 5.00%, 12/01/25	150	161,577
Metropolitan Government of Nashville & Davidson County TN Electric Revenue RB
5.00%, 05/15/25	170	180,315
Series A, 5.00%, 05/15/25	260	275,776
Metropolitan Government of Nashville & Davidson County TN GO
5.00%, 01/01/25	890	934,837
5.00%, 07/01/25	1,065	1,134,335
Series A, 5.00%, 07/01/25	280	298,229
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue RB
5.00%, 07/01/25	220	234,216
Series B, 5.00%, 07/01/25	230	244,862
State of Tennessee GO
5.00%, 02/01/25	580	611,256
5.00%, 09/01/25	210	224,922
5.00%, 08/01/29 (PR 08/01/25)	2,035	2,171,994
Series A, 5.00%, 08/01/25	430	459,488
Tennessee State School Bond Authority, 5.00%, 11/01/25 (ST INTERCEPT)	270	290,390
Tennessee State School Bond Authority RB
5.00%, 11/01/25 (ST HGR ED INTERCEPT PROG)	255	274,257
5.00%, 11/01/25 (ST INTERCEPT)	110	118,307
Series A, 5.00%, 11/01/25 (NPFGC)	320	344,166
Series B, 5.00%, 11/01/25	315	338,788
		12,225,499
Texas — 11.2%
Alamo Regional Mobility Authority RB, 5.00%, 06/15/25	180	190,885
Aldine Independent School District GOL, 5.00%, 02/15/25	200	210,717
Alvin Independent School District/TX GO, 5.00%, 02/15/25 (PSF)	230	242,231
Arlington Independent School District/TX GO
5.00%, 02/15/25 (PSF)	70	73,780
Series B, 5.00%, 02/15/25 (PSF)	100	105,400
Austin Community College District, 5.00%, 08/01/25	305	324,996
Austin Community College District GOL, 5.00%, 08/01/25	100	106,556
Austin Independent School District GO
5.00%, 08/01/25 (PSF)	680	725,606
Series B, 5.00%, 08/01/25 (PSF)	195	208,078
Birdville Independent School District GO, Series B, 5.00%, 02/15/25 (PSF)	170	179,110
Board of Regents of the University of Texas System RB
Series B, 5.00%, 08/15/25	200	213,896
Series C, 5.00%, 08/15/25	265	283,412
Series J, 5.00%, 08/15/25	245	262,023
Central Texas Regional Mobility Authority RB, 5.00%, 01/01/25	135	140,511
City of Arlington TX GOL, 5.00%, 08/15/25	155	164,860
City of Austin TX GOL, 5.00%, 09/01/25	300	320,770
City of Austin TX Water & Wastewater System Revenue RB
5.00%, 11/15/25	195	209,848
5.00%, 11/15/25 (ETM)	45	48,281
City of Austin/TX GOL, 5.00%, 09/01/25	355	379,578
City of Dallas TX Waterworks & Sewer System Revenue RB
5.00%, 10/01/25	300	321,663
Series A, 5.00%, 10/01/25	100	107,221
City of Denton TX GOL, 5.00%, 02/15/25	110	115,850
City of Frisco TX GOL, 5.00%, 02/15/25	545	573,202

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2025 Term Muni Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
City of Houston TX Airport System Revenue RB, Series D, 5.00%, 07/01/25	$65	$69,058
City of Houston TX Combined Utility System Revenue RB
5.00%, 11/15/25	135	145,013
Series A, 0.00%, 12/01/25 (AGM)(a)	20	18,521
Series B, 5.00%, 11/15/25	300	322,251
Series D, 5.00%, 11/15/25	230	247,059
City of McKinney TX Waterworks & Sewer System Revenue RB, 5.00%, 03/15/25	15	15,810
City of Plano TX GOL
5.00%, 09/01/25	225	240,344
Series A, 5.00%, 09/01/25	95	101,478
City of San Antonio TX Electric & Gas Systems Revenue RB
5.00%, 02/01/25	555	583,350
Series ETM, 5.00%, 02/01/25 (ETM)	50	52,644
City of San Antonio TX GOL
5.00%, 02/01/25	50	52,634
5.00%, 08/01/25	735	784,294
Clear Creek Independent School District GO, 5.00%, 02/15/25 (PSF)	165	173,707
Conroe Independent School District GO, 5.00%, 02/15/25 (PSF)	30	31,614
County of Bexar TX GOL, 5.00%, 06/15/25	120	127,542
County of Bexar TX RB, 5.00%, 06/15/25	460	488,911
County of Collin TX GOL, 5.00%, 02/15/25	190	200,259
County of Dallas TX GOL, 5.00%, 08/15/25	500	533,846
County of Denton TX GOL, 5.00%, 05/15/25	185	195,970
County of Fort Bend TX GO, Series A, 5.00%, 03/01/25	110	115,869
County of Harris TX GOL
5.00%, 10/01/25	145	155,431
Series B, 5.00%, 10/01/25	425	455,575
County of Harris TX RB
5.00%, 08/15/25	455	485,451
Series A, 5.00%, 08/15/25	370	394,763
County of Montgomery TX GO, Series A, 5.00%, 03/01/25	120	126,453
Cypress-Fairbanks Independent School District GO, 5.00%, 02/15/25 (PSF)	1,035	1,090,462
Dallas Area Rapid Transit RB
5.00%, 12/01/25	1,365	1,468,405
5.00%, 12/01/31 (PR 12/01/25)	475	510,983
Dallas Fort Worth International Airport, 5.00%, 11/01/25	370	396,609
Dallas Fort Worth International Airport RB, 5.00%, 11/01/25	230	246,541
Dallas Independent School District, 5.00%, 02/15/25 (PSF)	500	526,998
Dallas Independent School District GO
5.00%, 02/15/25 (PSF)	500	526,749
Series A, 5.00%, 02/15/25 (PSF)	395	416,329
Denton Independent School District GO, 5.00%, 08/15/25 (PSF)	350	373,692
DeSoto Independent School District GO, 0.00%, 08/15/25 (PSF)(a)	200	186,993
Fort Bend Independent School District GO, 5.00%, 02/15/25 (PSF)	150	157,946
Fort Worth Independent School District GO, 5.00%, 02/15/25 (PSF)	625	658,620
Frisco Independent School District GO, Series A, 5.00%, 08/15/25 (PSF)	395	421,637
Grapevine-Colleyville Independent School District GO, 0.00%, 08/15/25 (PSF)(a)	200	187,932
Irving Independent School District GO, 5.00%, 02/15/25 (PSF)	765	805,838
Judson Independent School District GO, 5.00%, 02/01/25 (PSF)	135	141,923
Security	Par (000)	Value

Texas (continued)
Katy Independent School District GO
Series A, 5.00%, 02/15/25 (PSF)	$105	$110,691
Series D, 5.00%, 02/15/25 (PSF)	35	36,897
Keller Independent School District/TX GO, Series A, 5.00%, 02/15/25 (PSF)	145	152,770
Killeen Independent School District GO, 5.00%, 02/15/25 (PSF)	100	105,359
Klein Independent School District GO, Series A, 5.00%, 08/01/25 (PSF)	40	42,663
Leander Independent School District GO
0.00%, 08/15/25 (PSF)(a)	330	307,922
Series A, 5.00%, 08/15/25 (PSF)	155	165,690
Series B, 0.00%, 08/15/25(a)	100	93,077
Lewisville Independent School District GO
5.00%, 08/15/25 (PSF)	880	936,877
Series B, 5.00%, 08/15/25	410	437,126
Lone Star College System GOL
5.00%, 02/15/25	305	321,219
5.00%, 08/15/25	40	42,697
5.00%, 09/15/25	175	187,224
Series B, 5.00%, 02/15/25	570	600,312
Lower Colorado River Authority RB
5.00%, 05/15/25	610	645,610
Series D, 5.00%, 05/15/25	140	148,173
Metropolitan Transit Authority of Harris County Sales & Use Tax Revenue, Series B, 5.00%, 11/01/25	180	193,244
Metropolitan Transit Authority of Harris County Sales & Use Tax Revenue RB
5.00%, 11/01/25	235	252,291
Series-A, 5.00%, 11/01/25	120	128,829
North East Independent School District/TX GO, 5.00%, 08/01/25 (PSF)	350	373,210
North Texas Municipal Water District RB, 5.00%, 06/01/25	335	355,244
North Texas Municipal Water District Upper East Fork Wastewater Interceptor System, 5.00%, 06/01/25	90	95,576
North Texas Municipal Water District Water System Revenue RB, 5.00%, 09/01/25	720	769,848
North Texas Tollway Authority RB
5.00%, 01/01/25	240	251,170
6.50%, 01/01/43 (PR 07/01/25)	2,010	2,160,721
Series A, 5.00%, 01/01/25	270	283,447
Northside Independent School District GO
5.00%, 06/15/25 (PSF)	100	106,357
Series A, 5.00%, 08/15/25 (PSF)	100	106,846
Northwest Independent School District, 5.00%, 02/15/28 (PR 02/15/25)	45	47,379
Northwest Independent School District GO, Series B, 5.00%, 02/15/25 (PSF)	50	52,638
Permanent University Fund - Texas A&M University System RB
4.50%, 07/01/25	80	84,293
Series A, 5.00%, 07/01/25	260	276,990
Permanent University Fund - University of Texas System RB
Series A, 5.00%, 07/01/25	230	244,750
Series B, 5.00%, 07/01/25	180	191,544
Plano Independent School District GO, 5.00%, 02/15/25	150	158,099
Rockwall Independent School District GO, 5.00%, 02/15/25 (PSF)	110	115,805
Round Rock Independent School District GO
5.00%, 08/01/25	70	74,659
5.00%, 08/01/25 (PSF)	60	63,919
5.00%, 08/01/35 (PR 08/01/25) (PSF)	600	640,391
Series A, 5.00%, 08/01/25 (PSF)	120	127,837

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2025 Term Muni Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
San Antonio Independent School District/TX GO
5.00%, 02/15/25 (PSF)	$290	$305,540
5.00%, 08/15/25 (PSF)	500	533,973
San Antonio Water System RB
Series A, 5.00%, 05/15/25	175	185,538
Series C, 5.00%, 05/15/25	135	143,129
Spring Independent School District GO, 5.00%, 08/15/25 (PSF)	215	229,444
State of Texas GO
5.00%, 04/01/25	245	258,902
5.00%, 10/01/25	1,230	1,317,496
Series A, 5.00%, 04/01/25	235	248,334
Series A, 5.00%, 08/01/25	195	207,931
State of Texas GOL, Series A, 5.00%, 08/01/25	235	250,584
Tarrant County College District GOL, 5.00%, 08/15/25	195	208,299
Tarrant Regional Water District Water Supply System Revenue RB, 5.00%, 03/01/25	230	242,561
Texas A&M University RB
5.00%, 05/15/25	1,230	1,305,764
Series C, 5.00%, 05/15/25	720	764,350
Texas State Technical College, 5.00%, 08/01/25 (AGM)	300	318,241
Texas State Technical College RB, 4.00%, 10/15/25	100	104,646
Texas State University System RB, 5.00%, 03/15/25	685	722,723
Texas Tech University System, 5.00%, 02/15/25	460	483,992
Texas Transportation Commission State Highway Fund RB 5.25%, 04/01/25	310	329,690
First Series, 5.00%, 10/01/25	280	300,068
Series A, 5.00%, 10/01/25	1,415	1,516,415
Texas Water Development Board, 5.00%, 04/15/25	550	581,817
Texas Water Development Board RB
5.00%, 04/15/25	140	148,099
5.00%, 08/01/25	50	53,316
Series A, 5.00%, 04/15/25	160	169,256
Series A, 5.00%, 10/15/25	700	749,831
Series B, 5.00%, 04/15/25	185	195,702
Series B, 5.00%, 10/15/25	990	1,060,476
Trinity River Authority Central Regional Wastewater System Revenue, 5.00%, 08/01/25	385	411,014
Trinity River Authority Central Regional Wastewater System Revenue RB, 5.00%, 08/01/25	1,290	1,377,166
Tyler Independent School District GO, 5.00%, 02/15/25 (PSF)	260	273,348
University of North Texas System RB
5.00%, 04/15/25	250	264,186
Series A, 5.00%, 04/15/25	300	317,687
University of Texas System (The) RB
5.00%, 08/15/25	340	363,623
Series E, 5.00%, 08/15/25	120	128,338
Series H, 5.00%, 08/15/25	275	294,107
		47,598,958
Utah — 1.2%
Central Utah Water Conservancy District GOL, 5.00%, 04/01/25	200	211,697
Davis School District GO, Series B, 5.00%, 06/01/25	70	74,370
Ogden City School District GO, 5.00%, 06/15/25 (GTD)	140	149,033
State of Utah GO
5.00%, 07/01/25	1,250	1,332,901
5.00%, 07/01/25 (PR 01/01/25)	700	735,400
University of Utah (The) RB
4.00%, 08/01/25	450	469,196
Series A, 4.00%, 08/01/25	75	78,199
Series A, 5.00%, 08/01/25	170	181,359
Security	Par (000)	Value

Utah (continued)
Series B1, 5.00%, 08/01/25 (SAP)	$300	$320,045
Utah State Building Ownership Authority RB, 5.00%, 05/15/25	540	571,648
Utah Transit Authority RB
5.00%, 06/15/25	370	392,550
5.00%, 06/15/35 (PR 06/15/25)	295	314,279
Utah Water Finance Agency RB, Series A, 5.00%, 03/01/25	195	205,527
		5,036,204
Vermont — 0.0%
University of Vermont & State Agricultural College RB, 5.00%, 10/01/25	40	42,770
Vermont Municipal Bond Bank RB, Series 5, 5.00%, 12/01/25	115	123,679
		166,449
Virginia — 4.6%
City of Alexandria VA GO, Series D, 5.00%, 07/01/25 (SAW)	140	149,421
City of Charlottesville VA GO, 4.00%, 07/15/25 (SAW)	125	130,192
City of Falls Church VA GO, 5.00%, 07/15/25	225	240,075
City of Hampton VA GO, 5.00%, 09/01/25 (SAW)	165	176,724
City of Newport News VA Water Revenue RB, 5.00%, 07/15/25	1,440	1,536,834
City of Norfolk VA GO, Series A, 5.00%, 10/01/25	145	155,509
City of Norfolk VA Water Revenue RB, Series B, 5.00%, 11/01/25	125	134,336
City of Richmond VA GO
5.00%, 03/01/25 (SAW)	125	131,957
Series B, 5.00%, 07/15/25 (SAW)	35	37,328
City of Richmond VA Public Utility Revenue RB, 5.00%, 01/15/25	235	247,369
City of Virginia Beach VA Storm Water Utility Revenue RB, 5.00%, 11/15/25	385	414,639
City of Virginia Beach VA Water & Sewer System Revenue RB, 5.00%, 10/01/25	100	107,382
Commonwealth of Virginia GO, Series B, 5.00%, 06/01/25	335	356,227
County of Arlington VA GO
5.00%, 08/15/25	150	160,461
Series A, 5.00%, 08/01/25 (SAW)	50	53,429
Series B, 5.00%, 08/15/25	75	80,230
County of Chesterfield VA Water & Sewer Revenue RB, 5.00%, 11/01/25	200	215,159
County of Fairfax VA GO, Series A, 5.00%, 10/01/25 (SAW)	245	263,021
County of Fairfax VA Sewer Revenue RB, 5.00%, 07/15/25	110	117,397
County of Henrico VA GO
5.00%, 07/15/25	130	138,742
Series A, 5.00%, 08/01/25 (SAW)	550	587,718
County of Loudoun VA GO, Series A, 5.00%, 12/01/25 (SAW)	1,000	1,079,472
Fairfax County Industrial Development Authority RB, 5.00%, 05/15/25	285	301,900
Hampton Roads Sanitation District RB, Series A, 4.00%, 08/01/25	105	109,505
Loudoun County Sanitation Authority RB, 5.00%, 01/01/25	35	36,810
Upper Occoquan Sewage Authority RB, 4.00%, 07/01/39 (PR 07/01/25)	2,000	2,082,977
Virginia Beach Development Authority RB, 5.00%, 04/01/25	165	174,542
Virginia College Building Authority RB
5.00%, 09/01/25	875	935,352
Series A, 5.00%, 02/01/25	150	158,023
Series A, 5.00%, 02/01/28 (PR 02/01/25)	125	131,611
Series A, 5.00%, 02/01/30 (PR 02/01/25)	300	315,866
Series B, 5.00%, 09/01/25	440	470,349
Series E, 5.00%, 02/01/25	595	626,825
Virginia Commonwealth Transportation Board RB
5.00%, 03/15/25	1,050	1,110,060

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2025 Term Muni Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Virginia (continued)
5.00%, 05/15/25	$190	$201,791
5.00%, 09/15/25	130	139,355
Series A, 5.00%, 05/15/25	690	732,820
Virginia Public Building Authority RB
5.00%, 08/01/25	1,420	1,517,738
Series A, 5.00%, 08/01/25	175	187,045
Series B, 5.00%, 08/01/25	1,095	1,170,368
Virginia Public School Authority RB
5.00%, 03/01/25 (SAW)	255	269,246
5.00%, 08/01/25	540	576,623
5.00%, 08/01/25 (SAW)	50	53,404
Series A, 5.00%, 08/01/25	200	213,564
Series B, 5.00%, 08/01/25	330	352,381
Series C, 5.00%, 08/01/25	455	485,859
Virginia Resources Authority Clean Water Revolving Fund RB, 5.00%, 10/01/25	65	69,781
Virginia Resources Authority RB
5.00%, 11/01/25	600	644,784
Series C, 5.00%, 11/01/25	30	32,282
Series D, 4.00%, 11/01/25	55	57,484
		19,671,967
Washington — 5.2%
Central Puget Sound Regional Transit Authority RB
5.00%, 11/01/25.	150	161,161
Series S-1, 5.00%, 11/01/25	745	800,434
Series S-1, 5.00%, 11/01/35 (PR 11/01/25)	1,375	1,477,692
Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes Revenue RB, SERIES S-1, 5.00%, 11/01/30 (PR 05/01/26)	290	311,659
City of Seattle Municipal Light & Power Revenue, 5.00%, 07/01/25	500	532,309
City of Seattle WA Drainage & Wastewater Revenue RB
5.00%, 07/01/25	110	117,108
5.00%, 09/01/25	750	802,120
City of Seattle WA GOL
5.00%, 06/01/25	585	622,067
5.00%, 12/01/25	335	361,239
City of Seattle WA Municipal Light & Power Revenue RB
Series B, 5.00%, 02/01/25	195	205,273
Series B, 5.00%, 04/01/25	125	132,174
Series C, 5.00%, 09/01/25	325	347,585
Series-A, 5.00%, 07/01/25	135	143,723
City of Seattle WA Water System Revenue RB
5.00%, 05/01/25	340	360,326
5.00%, 08/01/25	225	240,090
City of Tacoma WA Electric System Revenue RB, 5.00%, 01/01/25	110	115,436
City of Vancouver WA GOL, Series B, 5.00%, 12/01/25	190	204,610
Clark County Public Utility District No. 1 RB, 5.00%, 01/01/25	230	241,053
Clark County School District No. 114 Evergreen GO, 5.00%, 12/01/25 (SCH BD GTY)	235	253,071
Clark County School District No. 122 Ridgefield GO, 5.00%, 12/01/25	55	59,229
County of King WA GOL
5.00%, 07/01/25	230	245,030
5.00%, 12/01/25	180	193,996
Series A, 4.00%, 01/01/25	110	113,494
County of King WA Sewer Revenue, 5.00%, 01/01/25	200	210,076
County of King WA Sewer Revenue RB
5.00%, 07/01/34 (PR 01/01/25)	400	420,229
Series-B, 5.00%, 07/01/25	330	351,324
Security	Par (000)	Value

Washington (continued)
County of Kitsap WA GOL, 5.00%, 06/01/25	$140	$148,706
County of Pierce WA GO, 5.00%, 08/01/25	150	159,872
County of Pierce WA GOL
5.00%, 08/01/25	200	213,162
Series A, 5.00%, 07/01/25	155	164,827
County of Snohomish WA GOL, 5.00%, 12/01/25	445	479,219
County of Spokane WA GOL, Series B, 5.00%, 12/01/25	165	177,641
Energy Northwest RB
5.00%, 07/01/25	210	223,570
Series A, 5.00%, 07/01/25	1,255	1,336,095
Series C, 5.00%, 07/01/25	890	947,509
King County School District No. 405 Bellevue GO, 5.00%, 12/01/25 (GTD)	110	118,459
King County School District No. 410 Snoqualmie Valley GO, 5.00%, 12/01/25 (GTD)	330	355,376
King County School District No. 415 Kent GO, 5.00%, 12/01/25 (GTD)	225	241,981
Kitsap County School District No. 401 Central Kitsap GO, 5.00%, 12/01/25	140	150,766
Pierce County School District No 10 Tacoma GO, 5.00%, 12/01/25	250	269,367
Pierce County School District No 402 Franklin Pierce GO, 5.00%, 12/01/25.	105	113,074
Port of Seattle WA RB
4.00%, 02/01/25	130	133,811
5.00%, 02/01/25	155	162,546
Port of Tacoma WA RB, Series A, 4.00%, 12/01/25	115	120,218
Snohomish County School District No. 201 Snohomish GO, 5.00%, 12/01/25, (SCH BD GTY)	220	236,541
Snohomish County School District No. 4 Lake Stevens GO, 5.00%, 12/01/25	70	75,383
Spokane County School District No. 356 Central Valley GO, 5.00%, 12/01/25	90	96,921
State of Washington
5.00%, 02/01/25	385	405,129
5.00%, 07/01/25	200	213,167
State of Washington COP
5.00%, 01/01/25	250	261,875
5.00%, 07/01/25 (ST INTERCEPT)	410	435,299
Series C, 5.00%, 07/01/25	95	100,862
State of Washington GO
5.00%, 02/01/25	505	531,403
5.00%, 07/01/25	420	447,650
Series A, 5.00%, 08/01/25	225	240,373
Series A-1, 5.00%, 08/01/25	215	229,690
Series B, 5.00%, 06/01/25	190	202,039
Series B, 5.00%, 08/01/25	115	122,857
Series D, 5.00%, 02/01/25	150	157,843
Series D, 5.00%, 06/01/25	750	797,522
Series E, 5.00%, 06/01/25	700	744,354
Series F, 0.00%, 12/01/25 (AMBAC)(a)	410	381,489
Series R-2018C, 5.00%, 08/01/25	285	304,473
Series R-2018D, 5.00%, 08/01/25	405	432,672
University of Washington, 5.00%, 04/01/25	400	422,436
University of Washington RB
5.00%, 04/01/25	195	205,937
5.00%, 12/01/25	160	171,938
Series B, 4.00%, 06/01/25	240	249,063
		22,005,623

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2025 Term Muni Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

West Virginia — 0.4%
State of West Virginia GO
5.00%, 06/01/25	$115	$122,152
5.00%, 12/01/25	150	161,534
Series A, 5.00%, 06/01/25	720	764,776
West Virginia Commissioner of Highways RB, Series A, 5.00%, 09/01/25	455	484,260
West Virginia State School Building Authority Lottery Revenue RB, Series A, 5.00%, 07/01/25	240	255,333
		1,788,055
Wisconsin — 1.8%
Hamilton School District/WI GO, 5.00%, 04/01/25	180	190,410
State of Wisconsin Environmental Improvement Fund Revenue RB, Series A, 5.00%, 06/01/25	1,190	1,264,842
State of Wisconsin GO
5.00%, 05/01/25	285	302,360
5.00%, 05/01/32 (PR 05/01/25)	720	763,205
Series 2, 4.00%, 11/01/25	135	141,098
Series 2, 5.00%, 11/01/25	2,375	2,555,014
Series A, 5.00%, 05/01/25	480	509,238
Series B, 5.00%, 05/01/25	250	265,228
State of Wisconsin RB, Series A, 5.00%, 05/01/25	295	312,369
Wisconsin Department of Transportation RB
Series 1, 5.00%, 07/01/25	520	553,980
Series 2, 5.00%, 07/01/25	675	719,109
		7,576,853

Total Long-Term Investments — 98.7%
(Cost: $423,242,599)		418,400,178

Security	Shares (000)	Value

Short-Term Securities

Money Market Funds — 0.3%
BlackRock Liquidity Funds: MuniCash, 1.39%(b)(c)	1,399	$1,399,049

Total Short-Term Securities — 0.3%
(Cost: $1,398,863)		1,399,049

Total Investments — 99.0%
(Cost: $424,641,462)		419,799,227

Other Assets Less Liabilities — 1.0%		4,097,819

Net Assets — 100.0%		$423,897,046

(a)	Zero-coupon bond.

(b)	Affiliate of the Fund.

(c)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/23	Shares Held at 01/31/23 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds: MuniCash	$1,305,035	$93,852	(a)	$—	$(23)	$185	$1,399,049	1,399	$12,764	$—

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2025 Term Muni Bond ETF
January 31, 2023

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Debt Obligations	$—	$418,400,178	$—	$418,400,178
Short-Term Securities
Money Market Funds	1,399,049	—	—	1,399,049
	$1,399,049	$418,400,178	$—	$419,799,227

Portfolio Abbreviation

AGC	Assured Guaranty Corp.	PR	Prerefunded
AGM	Assured Guaranty Municipal Corp.	PSF	Permanent School Fund
AMBAC	Ambac Assurance Corp.	RB	Revenue Bond
BAM	Build America Mutual Assurance Co.	SAP	Subject to Appropriations
COP	Certificates of Participation	SAW	State Aid Withholding
ETM	Escrowed to Maturity	SCH BD GTY	School Board Guaranty
GO	General Obligation	SCSDE	South Carolina State Department of Education
GOL	General Obligation Limited	ST	Special Tax
GTD	Guaranteed
NPFGC	National Public Finance Guarantee Corp.